02040274

SEC 1972 (6/99) **Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

RECEIVED MAY 30 2002

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

PROCESSED JUN 21 2002 THOMSON FINANCIAL

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

1175870

Name of Offering (check if this is an amendment and name has changed, and indicate change.)

RentOnTheDot Inc. Share Exchange

Filing Under (Check box(es) that apply): [x] Rule 504 [ ] Rule 505 [ ] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [x] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (check if this is an amendment and name has changed, and indiciate change.)

Texada Software Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)

5th Floor, 1199 West Hastings Street
Vancouver, British Columbia V6E 3T5
(604) 683-3000

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices)

291 Woodlawn Road West
Guelph, Ontario N1H 7L6 CANADA
519-836-7073

Brief Description of Business

Internet software

Type of Business Organization

[**x**] corporation	[ ] limited partnership, already formed	[ ] other (please specify):
[ ] business trust	[ ] limited partnership, to be formed	

	Month Year	
Actual or Estimated Date of Incorporation or Organization:	**[0][3] [0]0]**	[**x**] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **[C] [N]**

GENERAL INSTRUCTIONS
Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).
When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.
Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.
Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.
Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.
Filing Fee: There is no federal filing fee.
State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[x] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Swisher, William

Business or Residence Address (Number and Street, City, State, Zip Code)
14314 Swan Green Drive
Houston, TX 77095

Check Box(es) that Apply:	[x] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Kassam, Iqbal

Business or Residence Address (Number and Street, City, State, Zip Code)

2003 West 20th Avenue
Vancouver, BC V6J 2P6

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Garg, Ranjan (Randy)

Business or Residence Address (Number and Street, City, State, Zip Code)
198 Aquarius Mews
Vancouver, BC

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Hart, Myra

Business or Residence Address (Number and Street, City, State, Zip Code)

715 Bost Post Road
Weton, MA 02493

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Paquette, Richard

Business or Residence Address (Number and Street, City, State, Zip Code)

3 Bourgogne
Kirkland, Quebec H9H 5B5

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[x] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
McInnis, James

Business or Residence Address (Number and Street, City, State, Zip Code)

10 Nipissing Drive
Toronto, Ontario

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[x] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Lolley, James

Business or Residence Address (Number and Street, City, State, Zip Code)
7640 Mactby Road, East
Puslinch, ON N0B 2J0

Check Box(es) that Apply:	[ ] Promoter	[**x**] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Ex **Fund Technologies Corp.**

Business or Residence Address (Number and Street, City, State, Zip Code)
5th Floor
1199 West Hastings St.
Vancouver, BC V6E 3T5

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes[ ] No[**x**]
Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... $ **NONE**

3. Does the offering permit joint ownership of a single unit?.. Yes[**x**] No[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.
NONE

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	N/A	$ -0-
Equity	$487,500[1]	$ -0-
[x] Common [ ] Preferred	**PLEASE SEE EXHIBIT A FOR EXPLANATION**	
Convertible Securities (including warrants)	$ -0-	$ -0-
Partnership Interests	$ -0-	$ -0-
Other (Specify ________).	$ -0-	

[1] The offering, in Canadian dollars, is $750,000. For purposes of this filing, the issuer has used a 35% exchange rate (discount) to USD.

Sales Commissions (specify finders' fees separately)	$
Other Expenses (identify)	$
Total	$208,000

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $279,500

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments To Others
Salaries and fees	[ ] $	[ ] $
Purchase of real estate	[ ] $	[ ] $
Purchase, rental or leasing and installation of machinery and equipment	[ ] $	[ ] $
Construction or leasing of plant buildings and facilities	[ ] $	[ ] $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $	[ ] $
Repayment of indebtedness	[ ] $243750	[ ] $
Working capital	[ ] $ 35750	[ ] $
Other (specify):	[ ] $	[ ] $
	[ ] $	[ ] $
Column Totals	[ ] $	[ ] $
Total Payments Listed (column totals added)	[ ] $279500	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Texada Software Inc.	[signature]	May 28, 2002

Name of Signer (Print or Type) **Jim McInnis**	Title of Signer (Print or Type) **CFO**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

EXPLANATION OF OFFERING

This offering has three components. They are as follows:

A. SHARE EXCHANGE. The Issuer, which is a "foreign private issuer" with no "substantial U.S. market interest," as those terms are defined in Rule 902 of Regulation S, has entered into an agreement to acquire all of the issued and outstanding shares of stock of RentOnTheDot Inc., a Washington corporation, in exchange for shares of its stock (The ROTD Acquisition"). ROTD has 15,845,500 shares of common stock issued and outstanding. The issuer will issue a like number of shares to the stockholders of RentOnTheDot Inc. in exchange for their shares of stock in that company.

ROTD has three United States resident shareholders, who will receive 1,570,000 Shares in the Exchange, with an aggregate value of $259,050. Such exchange with ROTD's U.S. shareholders will be effected pursuant to Regulation D, Rule 504, 17 C.F.R. §230.504.

The portion of the Exchange effected outside of the United States will be made pursuant to Rule 903(b)(1) of Regulation S.

B. ISSUANCE OF NEW SHARES. In addition to the Exchange described above, the Issuer will sell a minimum of 2,000,000 and a maximum of 3,000,000 shares of its common stock at $.165. The offering in the United States will be limited to 440,000 Shares for a total of $72,600.

C. ISSUANCE OF STOCK OPTIONS. As part of the Exchange, but not as a part of the transactions being effected in reliance upon Regulation D, the Issuer will, pursuant to Rule 701, issue stock options to current holders of stock options issued by ROTD pursuant to that company's Employee Incentive Stock Option Plan. ROTD options will be exchanged for Issuer options on a 1:1 ratio.